Leases - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 4,888,000	$ 23,038,000
Lease commitments for short-term leases for which recognition exemption has been used	0
Cash outflow for leases	6,863,000	5,429,000	$ 3,054,000
Interest expense on lease liabilities	$ 4,464,000	2,501,000	$ 751,000
Sublease term	8 years 6 months
Gain on sublease	$ 3,608,000
Lease interest income	626,000	0
Investment in sublease	$ 11,421,000	$ 0
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	1 year
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	10 years